Other non-current assets - Investments in non-listed equity instruments (Detail) - Investments in non-listed equity instruments [member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other non current assets investments in non-listed equity instruments [line items]
Non-listed equity investments	€ 3,842	€ 3,046	€ 2,701
Total non-current assets	€ 3,842	€ 3,046	€ 2,701